Background and Nature of Operations (Details) $ / shares in Units, $ in Thousands				3 Months Ended				6 Months Ended		9 Months Ended		12 Months Ended
	Sep. 10, 2019 $ / shares shares	May 13, 2019	Jul. 10, 2016 USD ($)	Sep. 30, 2019 USD ($)	Jun. 30, 2019 USD ($)	Sep. 30, 2018 USD ($)	Jun. 30, 2018 USD ($)	Jun. 30, 2019 USD ($)	Jun. 30, 2018 USD ($)	Sep. 30, 2019 USD ($)	Sep. 30, 2018 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)
Transaction & Prior Period Expense
Issuance of common stock, net (in shares) | shares	34,500,000
Share price (in dollars per share) | $ / shares	$ 16.00
Shares Exchange Ratio due to Reverse Capitalization		132.13667
Cost of revenues, excluding depreciation and amortization				$ (87,117)	$ (87,629)	$ (93,993)	$ (102,042)	$ (176,896)	$ (207,212)	$ (264,013)	$ (301,205)	$ (396,499)	$ (394,215)
Selling, general and administrative costs, excluding depreciation and amortization				$ (96,017)	$ (92,453)	$ (92,871)	(92,394)	$ (184,749)	(187,721)	$ (280,766)	$ (280,592)	$ (369,377)	(343,143)
Prior Period Expense | As Previously Reported
Transaction & Prior Period Expense
Cost of revenues, excluding depreciation and amortization							(117,514)		(240,416)				(422,213)
Selling, general and administrative costs, excluding depreciation and amortization							(76,922)		(154,517)				(318,887)
Prior Period Expense | Adjustments
Transaction & Prior Period Expense
Cost of revenues, excluding depreciation and amortization							15,472		33,204				27,949
Selling, general and administrative costs, excluding depreciation and amortization							(15,472)		(33,204)				(27,949)
Prior Period Expense | As Reclassified
Transaction & Prior Period Expense
Cost of revenues, excluding depreciation and amortization							(102,042)		(207,212)				(394,264)
Selling, general and administrative costs, excluding depreciation and amortization							$ (92,394)		$ (187,721)				$ (346,836)
The 2016 Transaction
Transaction & Prior Period Expense
Total consideration			$ 3,566,599